Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the Company)

Citigroup Global Markets Inc.

Credit Suisse Securities (USA) LLC

(together, the Specified Parties):

Re:	CPS Auto Receivables Trust 2017-A, Asset-Backed Notes (the Notes)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of automobile retail installment sale contract receivables, which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “Initial Receivables” means automobile retail installment sale contract receivables secured by new and used automobiles, light trucks, vans, and minivans purchased by the Company.

•	The term “Receivables Data File” means an electronic data file, provided to us by the Company on December 9, 2016, detailing 5,292 Initial Receivables and their related attributes as of the close of business on December 8, 2016.

•	The term “Sample” means 150 Initial Receivables that we randomly selected from the Receivables Data File, as instructed by the Specified Parties. For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of Initial Receivables that we were instructed to randomly select from the Receivables Data File. The Sample is attached hereto as Exhibit A.

•	The term “Installment Sale Contract” means a scanned image of the installment sale contract executed by the Obligor, or in the case of a direct loan, a scanned image of the Federal Truth in Lending Disclosure Statement, that includes some or all of the following information: the Obligor’s Name, Contract Date, Original Term, Original Amount Financed, Scheduled Monthly Payment Amount, Annual Percentage Rate (APR), Vehicle Type (New or Used), Vehicle Make, and Vehicle Model. We make no representation regarding the validity, enforceability, or authenticity of the Obligor’s signature on the Installment Sale Contract.

The term “Obligor” means the borrower(s) stated on the Installment Sale Contract.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative
(“KPMG International”), a Swiss entity.

•	The term “Title Document” means a scanned image of the Certificate of Title, Application for Title, Application for Certificate of Ownership, Dealer Guarantee of Title Delivery, Application for Registration, Dealer’s Report of Sale, Application for Dealer Assignment, Lien Entry Form, and Vehicle Dealer Temporary Permit (Certificate of Fact).

•	The term “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract, Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Change letter, Earnings Statement, Buyer’s Order, Title Document, Agreement to Provide Insurance Form, Insurance Verification Form, Insurance Verification system screen shot, and/or Credit Application. The Receivable File, furnished to us by the Company, was represented to be a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s data imaging system using one of the Company’s computer terminals. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

The Company is responsible for the Receivables Data File.

For each Initial Receivable in the Sample, we compared the information in the Receivables Data File to the corresponding information in the respective Receivable File. The Specified Parties indicated that the absence of any of the specified documents or the inability to agree the indicated information from the Receivables Data File to the Receivable File for each of the attributes identified constituted an exception. The Receivable File information is listed in the order of priority until such attribute was compared.

Attribute	Receivable File

Obligor’s Name	Installment Sale Contract and instructions provided by the Company below

Contract Date	Installment Sale Contract, Addendum to the Installment Sale Contract (if any)

Original Term	Installment Sale Contract, Addendum to the Installment Sale Contract (if any)

Original Amount Financed	Installment Sale Contract, Addendum to the Installment Sale Contract (if any), and instructions provided by the Company below

Scheduled Monthly Payment Amount	Installment Sale Contract, Addendum to the Installment Sale Contract (if any), or Retail Installment Sale Contract Simple Interest Finance Change letter (if any). For purposes of this procedure, the Company instructed us to deem the Scheduled Monthly Payment Amount to be in agreement if the difference was not greater than $0.01

Annual Percentage Rate (APR)	Installment Sale Contract, Addendum to the Installment Sale Contract (if any), or Retail Installment Sale Contract Simple Interest Finance Change letter (if any). For purposes of this procedure, the Company instructed us to consider the APR to be in agreement if the difference was not greater than 0.01%

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Attribute	Receivable File

Vehicle Type (New or Used)	Installment Sale Contract, Addendum to the Installment Sale Contract (if any)

Vehicle Make	Installment Sale Contract, Addendum to the Installment Sale Contract (if any)

Vehicle Model	Installment Sale Contract, Addendum to the Installment Sale Contract (if any)

Presence of a Title Document	Title Document and instructions provided by the Company described below

Presence of Proof of Insurance	Agreement to Provide Insurance, Insurance Verification Form, or a screenshot from the Company’s Insurance Verification system which listed an insurance company name or a policy number
Presence of a Credit Application (not	Signed Credit Application applicable to direct loans)

For purposes of comparing Obligor Name for Sample #118, the Obligor Name on the Installment Sale Contract did not agree to the Obligor Name appearing on the Receivables Data File by one letter. The Company instructed us to compare the Obligor Name appearing on the Receivables Data File to the corresponding information on the Earnings Statement.

For purposes of comparing Original Amount Financed for Sample #54, which was a direct loan, the Original Amount Financed appearing on the Receivables Data File differed from the corresponding information on the Installment Sale Contract (i.e., the Federal Truth in Lending Disclosure Statement as the loan was a direct loan). The Company instructed us to compare the Original Amount Financed appearing on the Receivables Data File to the corresponding information on the Buyer’s Order.

For purposes of identifying the Presence of a Title Document, we were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder, Owner, or Secured Party. The Company informed us that “CPS, Inc.,” “CPS,” “Consumer Portfolio Services,” “Consumer Portfolio Services, Inc.,” “Consumer Portfolio Svcs,” “Consumer Portfolio Serv,” Consumer Port. Ser.” and “Consumer Portfolio Servic” were acceptable names for the Company.

The information regarding the Sample was found to be in agreement with the respective information appearing in the Receivable File. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the Receivables Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Receivables Data File and information and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Initial Receivables, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Receivables Data File, the Receivable Files, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.

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The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Initial Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Initial Receivables being securitized, (iii) the compliance of the originator of the Initial Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Initial Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (NRSRO).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

December 16, 2016

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Exhibit A
The Sample

Sample Number	Initial Receivable Number	Sample Number	Initial Receivable Number	Sample Number	Initial Receivable Number

1	2017A001	51	2017A051	101	2017A101
2	2017A002	52	2017A052	102	2017A102
3	2017A003	53	2017A053	103	2017A103
4	2017A004	54	2017A054	104	2017A104
5	2017A005	55	2017A055	105	2017A105
6	2017A006	56	2017A056	106	2017A106
7	2017A007	57	2017A057	107	2017A107
8	2017A008	58	2017A058	108	2017A108
9	2017A009	59	2017A059	109	2017A109
10	2017A010	60	2017A060	110	2017A110
11	2017A011	61	2017A061	111	2017A111
12	2017A012	62	2017A062	112	2017A112
13	2017A013	63	2017A063	113	2017A113
14	2017A014	64	2017A064	114	2017A114
15	2017A015	65	2017A065	115	2017A115
16	2017A016	66	2017A066	116	2017A116
17	2017A017	67	2017A067	117	2017A117
18	2017A018	68	2017A068	118	2017A118
19	2017A019	69	2017A069	119	2017A119
20	2017A020	70	2017A070	120	2017A120
21	2017A021	71	2017A071	121	2017A121
22	2017A022	72	2017A072	122	2017A122
23	2017A023	73	2017A073	123	2017A123
24	2017A024	74	2017A074	124	2017A124
25	2017A025	75	2017A075	125	2017A125
26	2017A026	76	2017A076	126	2017A126
27	2017A027	77	2017A077	127	2017A127
28	2017A028	78	2017A078	128	2017A128
29	2017A029	79	2017A079	129	2017A129
30	2017A030	80	2017A080	130	2017A130
31	2017A031	81	2017A081	131	2017A131
32	2017A032	82	2017A082	132	2017A132
33	2017A033	83	2017A083	133	2017A133
34	2017A034	84	2017A084	134	2017A134
35	2017A035	85	2017A085	135	2017A135
36	2017A036	86	2017A086	136	2017A136
37	2017A037	87	2017A087	137	2017A137
38	2017A038	88	2017A088	138	2017A138
39	2017A039	89	2017A089	139	2017A139
40	2017A040	90	2017A090	140	2017A140
41	2017A041	91	2017A091	141	2017A141
42	2017A042	92	2017A092	142	2017A142
43	2017A043	93	2017A093	143	2017A143
44	2017A044	94	2017A094	144	2017A144
45	2017A045	95	2017A095	145	2017A145
46	2017A046	96	2017A096	146	2017A146
47	2017A047	97	2017A097	147	2017A147
48	2017A048	98	2017A098	148	2017A148
49	2017A049	99	2017A099	149	2017A149
50	2017A050	100	2017A100	150	2017A150
(*) The Company has assigned a unique eight digit Customer Account Number to each Initial Receivable in the Receivables Data File. The Initial Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.